SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The following tables present information about our reportable segments.

	June 30, 2020	December 31, 2019
CURRENT ASSETS:
Beverages Segment	$925,403	$800,378
Distribution Segment	(51,034)	44,809
Corporate and eliminations	(9,368)	(40,630)
Total Current Assets	$865,001	$804,557

NON-CURRENT ASSETS:
Beverages Segment	$845,043	$514,312
Distribution Segment	68,560	40,356
Corporate and eliminations	9,209	10,205
Total Non-Current Assets	$922,812	$564,873

CURRENT LIABILITIES:
Beverages Segment	$1,512,804	$1,356,599
Distribution Segment	50,157	61,027
Corporate and eliminations	541,673	98,020
Total Current Liabilities	$2,104,634	$1,515,646

NON-CURRENT LIABILITIES:
Beverages Segment	$2,380,512	$1,685,260
Distribution Segment	195,350	159,500
Corporate and eliminations	-	-
Total Non-Current Liabilities	$2,575,862	$1,844,760

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$187,171	$754,450	$367,099	$1,020,313
Distribution Segment	65,326	11,852	120,162	16,556
Corporate and Eliminations	(25,453)	(12,684)	(44,934)	(18,390)
Total Revenues, Net of Sales, Returns, and Allowances	$227,044	$753,618	$442,327	$1,018,479

COST OF REVENUES:
Beverages Segment	$118,807	578,082	256,870	777,020
Distribution Segment	49,115	9,559	89,726	13,513
Corporate and Eliminations	(12,228)	(12,684)	(31,709)	(18,390)
Total Cost of Revenues	$155,694	$574,957	$314,887	$772,143

OPERATING EXPENSES:
Beverages Segment	$507,957	$220,198	$1,043,180	$629,227
Distribution Segment	90,013	15,777	128,161	22,415
Corporate and Eliminations	94,586	18,563	168,428	21,350
Total Operating Expenses	$692,556	$254,538	$1,339,769	$672,992

OTHER INCOME / (EXPENSE):
Beverages Segment	$(5,626)	$-	$(9,433)	$-
Distribution Segment	5,105	-	5,105	-
Corporate and Eliminations	(445,193)	-	(445,193)	-
Total Other Income / (Expense)	$(445,714)	$-	$(449,521)	$-

NET LOSS:
Beverages Segment	$(445,219)	$(43,830)	$(942,384)	$(385,934)
Distribution Segment	(68,697)	(13,484)	(92,620)	(19,372)
Corporate and Eliminations	(553,004)	(18,563)	(626,846)	(21,350)
Total Net Loss	$(1,066,920)	$(75,877)	$(1,661,850)	$(426,656)

The following tables present information about the Company’s reportable segments.

	December 31, 2019	December 31, 2018

CURRENT ASSETS:
Beverages Segment	$800,378	$154,231
Distribution Segment	44,809	-
Corporate and Eliminations	(40,630)	-
Total Current Assets	$804,557	$154,231

NON-CURRENT ASSETS:
Beverages Segment	$514,312	$33,277
Distribution Segment	40,356	-
Corporate and eliminations	10,205	319
Total Non-Current Assets	$564,873	$33,596

CURRENT LIABILITIES:
Beverages Segment	$1,356,599	$1,218,402
Distribution Segment	61,027	-
Corporate and eliminations	98,020	12,000
Total Current Liabilities	$1,515,646	$1,230,402

NON-CURRENT LIABILITIES:
Beverages Segment	$1,685,260	$157,970
Distribution Segment	159,500	-
Corporate and eliminations	-	-
Total Non-Current Liabilities	$1,844,760	$157,970

	December 31,
	2019	2018
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$1,635,669	$154,002
Distribution Segment	83,051	-
Corporate and Eliminations	(87,067)	-
Total Revenues, Net of Sales, Returns, and Allowances	$1,631,653	$154,002

COST OF REVENUES:
Beverages Segment	$1,333,135	$126,674
Distribution Segment	68,012	-
Corporate and Eliminations	(87,067)	-
Total Cost of Revenues	$1,314,080	$126,674

OPERATING EXPENSES:
Beverages Segment	$1,878,034	$336,406
Distribution Segment	150,401	-
Corporate and Eliminations	1,560,173	47,114
Total Operating Expenses	$3,588,608	$383,520

OTHER INCOME / (EXPENSE):
Beverages Segment	$-	$(403)
Distribution Segment	-	-
Corporate and Eliminations	1,483,366	-
Total Other Income / (Expense)	$1,483,366	$(403)

NET LOSS:
Beverages Segment	$(1,575,500)	$(309,481)
Distribution Segment	(135,362)	-
Corporate and Eliminations	(76,807)	(47,114)
Total Net Loss	$1,787,669	$356,595